SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                   Deutsche Strategic Equity Long/Short Fund


OMEGA ADVISORS, INC. ("OMEGA") NO LONGER SERVES AS A SUBADVISOR TO THE FUND AND ALL REFERENCES TO OMEGA ARE HEREBY DELETED.



               Please Retain This Supplement for Future Reference


April 15, 2016
SAISTKR-261

                                                   Deutsche
                                                   Asset Management [DB Logo]